Inventories - Summary of Inventory Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Balance beginning	$ 24,204	$ 23,365
Valuation allowances	428	839
Sell-through or scrap of inventory	(7,213)
Balance ending	$ 17,419	$ 24,204